Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 8 - COMMITMENTS AND CONTINGENCIES

Environmental and Governmental Regulation

At September 30, 2012, there were no known environmental or regulatory matters which are reasonably expected to result in a material liability to the Company.  Many aspects of the oil and gas industry are extensively regulated by federal, state, and local governments in all areas in which the Company has operations. Regulations govern such things as drilling permits, environmental protection and pollution control, spacing of wells, the unitization and pooling of properties, reports concerning operations, royalty rates, and various other matters including taxation.  Oil and gas industry legislation and administrative regulations are periodically changed for a variety of political, economic, and other reasons.  As of September 30, 2012, the Company had not been fined or cited for any violations of governmental regulations that would have a material adverse effect upon the financial condition of the Company.

Legal Proceedings

The Company may from time to time be involved in various legal actions arising in the normal course of business.  In the opinion of management, the Company’s liability, if any, in these pending actions would not have a material adverse effect on the financial positions of the Company.  The Company’s general and administrative expenses would include amounts incurred to resolve claims made against the Company.

Other Contingencies

We could be liable for liquidated damages under registration rights agreements covering approximately 3.2 million shares of our common stock if we fail to maintain the effectiveness of a prior registration statement as required in the agreements.  In such case, we would be required to pay monthly liquidated damages of up to $0.23 million. The maximum aggregate liquidated damages are capped at $1.37 million.

Under the terms of the Supplemental Debenture agreements, the Company has a commitment to drill four additional wells.  Such agreements do not specify the location, timing, target zones, or other conditions related to these wells.  However, the Company anticipates that the capital provision required to satisfy this provision will be approximately $3.3 million.

NOTE 8 - COMMITMENTS and CONTINGENCIES

Environmental and Governmental Regulation

At December 31, 2011, there were no known environmental or regulatory matters which are reasonably expected to result in a material liability to the Company. Many aspects of the oil and gas industry are extensively regulated by federal, state, and local governments in all areas in which the Company has operations. Regulations govern such things as drilling permits, environmental protection and pollution control, spacing of wells, the unitization and pooling of properties, reports concerning operations, royalty rates, and various other matters including taxation. Oil and gas industry legislation and administrative regulations are periodically changed for a variety of political, economic, and other reasons. As of December 31, 2011, the Company had not been fined or cited for any violations of governmental regulations that would have a material adverse effect upon the financial condition of the Company.

Legal Proceedings

The Company may from time to time be involved in various other legal actions arising in the normal course of business. In the opinion of management, the Company’s liability, if any, in these pending actions would not have a material adverse effect on the financial positions of the Company. The Company’s general and administrative expenses would include amounts incurred to resolve claims made against the Company.

Potential Stock Grants Under Employment/Appointment Agreements

Until May 2010, the employment agreements for our chief executive officer and former chief financial officer contained provisions which provided these individuals additional stock grants if the Company achieved certain market capitalization milestones. In May 2010, the employment agreements were modified and our chief executive officer and former chief financial officer were no longer entitled to stock grants based on market capitalization milestones.

Operating Leases

The Company leases an office space under a one year operating lease in Denver, Colorado.  Rent expense for the years ended December 31, 2011 and December 31, 2010, was $82,068 and $54,500, respectively. The Company will have minimum lease payments of $72,000 for the year ending December 31, 2012.